Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2016	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Income before income taxes
Domestic			$ 788.0	$ 599.3	$ 481.6
Foreign			1,305.4	901.9	698.0
Income before income taxes	$ 479.4	$ 468.8	$ 2,093.4	$ 1,501.2	$ 1,179.6